Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 18 – EARNINGS PER SHARE

The Company reports earnings per share in accordance with the provisions of the FASB’s related accounting standard. This standard requires presentation of basic and diluted earnings per share in conjunction with the disclosure of the methodology used in computing such earnings per share. Basic earnings per share excludes dilution, but includes vested restricted stocks and is computed by dividing income available to shareholders by the weighted average ordinary shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares.

The following is a reconciliation of the basic and diluted earnings per share computation:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Net income (loss) attributable to the Greenland Technologies Holding Corporation and subsidiaries	$5,732,522	$(684,391)	$6,511,037	$6,468,722
Weighted average basic and diluted computation shares outstanding:
Weighted average shares used in basic computation	17,394,226	13,594,530	15,724,030	13,594,530
Diluted effect of stock options and warrants	—	—	—	—
Weighted average shares used in diluted computation	17,394,226	13,594,530	15,724,030	13,594,530
Basic and diluted net income per share	$0.33	$(0.05)	0.41	0.48

For the nine months ended September 30, 2025 and 2024, 4,530,000 shares underlying outstanding warrants to an investor were excluded from the calculation of diluted loss per share as the warrants were anti-dilutive. The exercise price of the warrants is higher than the average price of ordinary shares during the periods, so the warrants is “out-of-the-money” and result in an anti-dilutive effect on earnings per share.

NOTE 19 – EARNINGS PER SHARE

The Company reports earnings per share in accordance with the provisions of the FASB’s related accounting standard. This standard requires presentation of basic and diluted earnings per share in conjunction with the disclosure of the methodology used in computing such earnings per share. Basic earnings per share excludes dilution, but includes vested restricted stocks and is computed by dividing income available to shareholders by the weighted average ordinary shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares.

The following is a reconciliation of the basic and diluted earnings per share computation:

	Year ended December 31,
	2024	2023
Net income (loss) attributable to the Greenland Technologies Holding Corporation and subsidiaries	$14,066,972	$(15,879,116)
Weighted average basic and diluted computation shares outstanding:
Weighted average shares used in basic computation	13,594,530	13,229,978
Diluted effect of stock options and warrants	—	—
Weighted average shares used in diluted computation	13,594,530	13,229,978
Basic and diluted net income (loss) per share	$1.03	$(1.20)

For the years ended December 31, 2024 and 2023, 4,530,000 shares underlying outstanding warrants to an investor were excluded from the calculation of diluted loss per share as the warrants were anti-dilutive. The exercise price of the warrants is higher than the average price of ordinary shares during the periods, so the warrants is “out-of-the-money” and result in an anti-dilutive effect on earnings per share.